AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 94.4%
Australia — 5.6%
ANZ Group Holdings Ltd.	253,708	$3,909,672
APA Group	37,708	256,159
Aristocrat Leisure Ltd.	41,534	1,038,454
Austal Ltd.	164,144	189,696
Bank of Queensland Ltd.	113,737	495,950
BHP Group Ltd. XASX	383,999	12,139,717
BHP Group Ltd. BCXE	38,622	1,226,870
BlueScope Steel Ltd.	19,220	260,150
Brambles Ltd.	289,320	2,608,581
Charter Hall Group, REIT	44,069	327,371
Cochlear Ltd.	1,926	306,620
Coles Group Ltd.	39,364	475,622
Elders Ltd.	84,337	487,874
Endeavour Group Ltd.	250,714	1,139,068
Fortescue Metals Group Ltd.	261,713	3,933,958
Glencore PLC	445,979	2,566,261
Goodman Group, REIT	77,883	988,323
GPT Group (The), REIT	71,862	205,364
Harvey Norman Holdings Ltd.	274,285	660,118
JB Hi-Fi Ltd.	21,454	612,283
Lottery Corp. Ltd. (The)	420,471	1,446,151
Macquarie Group Ltd.	40,323	4,774,231
Medibank Private Ltd.	1,272,675	2,872,009
Metcash Ltd.	208,300	538,508
Myer Holdings Ltd.	346,604	207,204
National Australia Bank Ltd.	64,718	1,205,914
New Hope Corp. Ltd.	145,802	554,369
NRW Holdings Ltd.	196,619	316,885
Perenti Ltd.*	327,500	265,659
Pilbara Minerals Ltd.	272,255	724,308
Qantas Airways Ltd.*	512,280	2,286,538
QBE Insurance Group Ltd.	43,268	423,616
Rio Tinto Ltd.	26,824	2,155,303
Rio Tinto PLC	57,573	3,907,940
Scentre Group, REIT	552,611	1,022,929
Sonic Healthcare Ltd.	131,379	3,079,913
South32 Ltd.	349,397	1,023,988
Stockland, REIT	304,859	816,350
Suncorp Group Ltd.	59,082	480,049
Super Retail Group Ltd.	87,545	740,377
Vicinity Ltd., REIT	806,387	1,054,631
Wesfarmers Ltd.	33,648	1,137,252
WiseTech Global Ltd.	16,694	735,432
Woodside Energy Group Ltd. XASX	94,758	2,116,909
Woodside Energy Group Ltd. XLON	11,856	265,387
Woolworths Group Ltd.	35,698	907,540
		68,887,503
Austria — 0.4%
BAWAG Group AG, 144A*	12,277	596,282
Erste Group Bank AG	82,321	2,727,243
OMV AG	17,829	818,764
voestalpine AG	4,720	160,493
Wienerberger AG	28,843	835,036
		5,137,818
	Shares	Value
Common Stocks (continued)
Belgium — 0.8%
Ageas SA/NV	24,173	$1,045,683
Bekaert SA	15,931	719,553
KBC Group NV	68,450	4,703,252
Solvay SA	21,248	2,430,055
Telenet Group Holding NV	21,081	479,402
		9,377,945
Brazil — 0.8%
Banco do Brasil SA	140,500	1,084,981
EDP - Energias do Brasil SA	13,986	61,618
Energisa SA, UTS	95,500	759,335
MercadoLibre, Inc.*	3,033	3,997,676
NU Holdings Ltd. (Class A Stock)*	163,691	779,169
Odontoprev SA	114,200	249,199
Petroleo Brasileiro SA, ADR	61,008	636,313
Yara International ASA	38,422	1,669,843
		9,238,134
Canada — 1.8%
ARC Resources Ltd.	64,400	730,486
Canadian Imperial Bank of Commerce	16,500	699,678
Canadian Natural Resources Ltd.	4,456	246,588
Celestica, Inc.*	65,500	844,739
Cenovus Energy, Inc.	42,409	739,922
CGI, Inc.*	7,198	693,703
CI Financial Corp.	88,000	832,142
Constellation Software, Inc.	675	1,269,045
Dollarama, Inc.	9,010	538,467
Fairfax Financial Holdings Ltd.	1,579	1,050,131
H&R Real Estate Investment Trust, UTS	66,700	621,842
iA Financial Corp., Inc.	26,973	1,709,587
Imperial Oil Ltd.	26,700	1,357,818
Loblaw Cos. Ltd.	11,238	1,024,184
Manulife Financial Corp.	132,009	2,422,363
Martinrea International, Inc.	59,400	640,369
Nutrien Ltd.	16,538	1,221,352
Russel Metals, Inc.	24,600	624,875
Sleep Country Canada Holdings, Inc., 144A	34,900	608,910
Stelco Holdings, Inc.	14,700	569,292
Stella-Jones, Inc.	17,200	659,111
Suncor Energy, Inc.	30,537	948,082
Torex Gold Resources, Inc.*	47,200	785,444
Toromont Industries Ltd.	12,075	991,106
Transcontinental, Inc. (Class A Stock)	28,752	298,476
		22,127,712
Chile — 0.1%
Cencosud SA	441,800	854,327
China — 2.8%
3SBio, Inc., 144A	828,000	824,046
Alibaba Group Holding Ltd.*	187,300	2,372,247
Anhui Conch Cement Co. Ltd. (Class H Stock)	95,000	329,243
Bank of China Ltd. (Class H Stock)	4,816,000	1,846,296
BOC Hong Kong Holdings Ltd.	272,500	848,362
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
BYD Co. Ltd. (Class H Stock)	28,000	$823,652
China Construction Bank Corp. (Class H Stock)	1,783,000	1,153,949
China Feihe Ltd., 144A	754,000	565,090
China Pacific Insurance Group Co. Ltd. (Class H Stock)	534,600	1,417,275
China Petroleum & Chemical Corp. (Class H Stock)	2,100,000	1,239,252
China Tower Corp. Ltd. (Class H Stock), 144A	8,732,000	1,056,835
CIMC Enric Holdings Ltd.	590,000	570,950
Fufeng Group Ltd.	972,000	559,955
Hello Group, Inc., ADR	70,200	638,820
Industrial & Commercial Bank of China Ltd. (Class H Stock)	502,000	266,783
JD.com, Inc. (Class A Stock)	24,750	540,446
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	11,100	266,401
JOYY, Inc., ADR	20,100	626,718
Kingboard Holdings Ltd.	166,000	510,420
Lenovo Group Ltd.	1,556,000	1,685,793
NetEase, Inc., ADR	11,748	1,038,993
NXP Semiconductors NV	2,440	454,999
PetroChina Co. Ltd. (Class H Stock)	2,906,000	1,716,674
PICC Property & Casualty Co. Ltd. (Class H Stock)	2,170,000	2,213,635
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	200,500	1,297,077
Sinopharm Group Co. Ltd. (Class H Stock)	294,400	889,609
Sinotruk Hong Kong Ltd.	583,500	908,134
Tencent Holdings Ltd.	44,000	2,150,250
Vipshop Holdings Ltd., ADR*	50,700	769,626
Want Want China Holdings Ltd.	1,816,000	1,168,394
Wilmar International Ltd.	969,900	3,072,752
Yum China Holdings, Inc.	8,227	521,510
		34,344,186
Czech Republic — 0.1%
Komercni Banka A/S	40,187	1,333,439
Denmark — 2.9%
AP Moller - Maersk A/S (Class B Stock)	175	318,099
Carlsberg A/S (Class B Stock)	22,985	3,566,512
Coloplast A/S (Class B Stock)	15,833	2,084,689
Danske Bank A/S*	29,030	584,049
DFDS A/S	9,747	395,479
DSV A/S	8,333	1,615,748
Genmab A/S*	1,881	711,028
Jyske Bank A/S*	13,753	963,776
Novo Nordisk A/S (Class B Stock)	148,182	23,534,470
Pandora A/S	6,310	605,686
Spar Nord Bank A/S	45,089	712,181
		35,091,717
Finland — 0.7%
Elisa OYJ	35,990	2,170,608
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Kesko OYJ (Class B Stock)	54,951	$1,180,969
Metsa Board OYJ (Class B Stock)	76,360	615,425
Nokia OYJ	216,685	1,063,682
Nordea Bank Abp	371,202	3,963,804
		8,994,488
France — 10.5%
Accor SA*	5,285	171,821
Air Liquide SA	23,473	3,929,116
Airbus SE	22,424	2,995,118
Amundi SA, 144A	2,688	169,368
Arkema SA	7,008	691,948
AXA SA	249,783	7,622,774
BioMerieux	1,725	181,843
BNP Paribas SA	110,194	6,580,520
Bouygues SA	32,686	1,102,371
Capgemini SE	18,769	3,487,947
Carrefour SA	17,216	348,066
Cie de Saint-Gobain	57,976	3,295,565
Cie Generale des Etablissements Michelin SCA	22,230	679,533
Credit Agricole SA	59,227	668,151
Dassault Systemes SE	65,489	2,701,490
Eiffage SA	26,608	2,879,411
Engie SA	18,679	295,590
Eurazeo SE	2,534	180,371
Hermes International	4,608	9,332,385
Ipsen SA	8,900	979,997
Kering SA	4,934	3,219,081
L’Oreal SA	16,721	7,471,657
LVMH Moet Hennessy Louis Vuitton SE	21,148	19,411,931
Pernod Ricard SA	29,756	6,737,679
Publicis Groupe SA	40,793	3,184,293
Remy Cointreau SA	4,697	855,245
Rexel SA*	58,140	1,382,263
Rubis SCA	25,302	677,036
Safran SA	40,736	6,030,422
Societe BIC SA	9,762	615,763
Societe Generale SA	24,459	551,095
Sodexo SA	14,503	1,416,517
Sopra Steria Group SACA	2,955	620,978
Thales SA	6,336	936,758
TotalEnergies SE	272,713	16,080,174
Unibail-Rodamco-Westfield, REIT*	17,731	954,035
Verallia SA, 144A	34,057	1,450,371
Vinci SA	70,046	8,030,244
		127,918,927
Germany — 7.1%
adidas AG	14,112	2,501,670
Allianz SE	38,240	8,827,172
Aurubis AG	8,579	794,782
Bayer AG	76,468	4,884,899
Bayerische Motoren Werke AG	60,783	6,661,736
Bechtle AG	5,215	249,733
Commerzbank AG*	31,370	330,271
Daimler Truck Holding AG*	19,772	667,286

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Bank AG	182,909	$1,860,038
Deutsche Boerse AG	25,916	5,046,109
Deutsche Lufthansa AG*	251,358	2,795,731
Deutsche Post AG	23,314	1,091,926
Deutsche Telekom AG	272,294	6,598,309
E.ON SE	450,127	5,615,209
Fresenius SE & Co. KGaA	62,803	1,695,885
GEA Group AG	53,310	2,431,872
HeidelbergCement AG	16,258	1,187,114
Henkel AG & Co. KGaA	3,087	224,569
Infineon Technologies AG	217,175	8,918,336
LEG Immobilien SE	9,796	538,349
Mercedes-Benz Group AG	84,011	6,460,680
MTU Aero Engines AG	1,562	390,875
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,982	4,888,608
Rational AG	359	241,314
RWE AG	109,576	4,714,879
SAP SE	3,910	493,718
Scout24 SE, 144A	3,175	188,846
Siemens AG	22,470	3,640,228
Symrise AG	8,082	879,515
Telefonica Deutschland Holding AG	362,266	1,115,145
Volkswagen AG	5,195	891,073
		86,825,877
Greece — 0.1%
Hellenic Telecommunications Organization SA	42,583	623,663
Mytilineos SA	25,400	724,111
		1,347,774
Hong Kong — 1.8%
AIA Group Ltd.	508,396	5,331,731
CK Asset Holdings Ltd.	254,675	1,544,011
CK Infrastructure Holdings Ltd.	146,570	797,469
Dah Sing Financial Holdings Ltd.	89,600	230,128
Grand Pharmaceutical Group Ltd.	1,092,500	626,209
HKT Trust & HKT Ltd.	133,528	177,256
Hong Kong Exchanges & Clearing Ltd.	106,705	4,729,670
New World Development Co. Ltd.	62,231	166,817
PAX Global Technology Ltd.	373,000	313,221
Power Assets Holdings Ltd.	40,123	215,253
Prudential PLC	210,379	2,880,433
Sino Land Co. Ltd.	137,294	185,666
Techtronic Industries Co. Ltd.	179,887	1,949,096
VTech Holdings Ltd.	48,300	289,059
WH Group Ltd., 144A	2,442,029	1,455,808
Wharf Real Estate Investment Co. Ltd.	49,231	283,441
Yue Yuen Industrial Holdings Ltd.	302,500	425,531
		21,600,799
India — 1.1%
Chambal Fertilisers & Chemicals Ltd.	178,100	574,248
Coal India Ltd.	229,700	598,781
Cyient Ltd.	72,100	874,982
	Shares	Value
Common Stocks (continued)
India (cont’d.)
HDFC Bank Ltd., ADR	81,176	$5,412,004
Hindustan Zinc Ltd.	165,600	592,496
Mahanagar Gas Ltd.	52,400	627,859
Mahindra & Mahindra Ltd.	57,154	807,668
Maruti Suzuki India Ltd.	3,889	393,289
NMDC Ltd.	603,700	822,173
Oil & Natural Gas Corp. Ltd.	598,600	1,103,178
Oil India Ltd.	262,300	806,193
Petronet LNG Ltd.	306,900	856,160
UPL Ltd.	57,045	499,090
		13,968,121
Indonesia — 0.3%
Bank Central Asia Tbk PT	2,617,453	1,531,326
First Resources Ltd.	618,000	733,408
Telkom Indonesia Persero Tbk PT	4,118,100	1,118,241
United Tractors Tbk PT	417,600	811,561
		4,194,536
Ireland — 0.1%
Bank of Ireland Group PLC	73,409	742,775
Israel — 0.5%
Bank Hapoalim BM	37,069	308,507
Bank Leumi Le-Israel BM	45,284	342,564
Bezeq The Israeli Telecommunication Corp. Ltd.	158,169	215,338
Check Point Software Technologies Ltd.*	12,147	1,579,110
Israel Discount Bank Ltd. (Class A Stock)	35,672	175,229
Mizrahi Tefahot Bank Ltd.	20,404	639,642
Mobileye Global, Inc. (Class A Stock)*	26,730	1,156,607
Teva Pharmaceutical Industries Ltd.*	48,424	429,986
Wix.com Ltd.*	15,970	1,593,806
		6,440,789
Italy — 2.5%
Assicurazioni Generali SpA	32,328	644,123
Brunello Cucinelli SpA	45,331	4,497,596
Coca-Cola HBC AG*	37,219	1,018,878
Enel SpA	716,618	4,370,618
Eni SpA	198,125	2,763,124
Ferrari NV	17,414	4,718,912
FinecoBank Banca Fineco SpA	13,023	199,527
Leonardo SpA	74,383	872,332
Mediobanca Banca di Credito Finanziario SpA	87,198	876,246
Pirelli & C SpA, 144A	150,507	753,990
Poste Italiane SpA, 144A	277,337	2,828,166
Prysmian SpA	5,545	232,839
UniCredit SpA	305,111	5,750,692
Unipol Gruppo SpA	130,798	671,469
UnipolSai Assicurazioni SpA	252,529	637,555
		30,836,067
Japan — 16.1%
AEON Financial Service Co. Ltd.	70,800	661,114

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
AEON REIT Investment Corp., REIT	525	$573,912
AGC, Inc.	16,500	615,136
Alps Alpine Co. Ltd.	67,200	646,704
Amada Co. Ltd.	68,600	643,019
Astellas Pharma, Inc.	244,700	3,476,531
BayCurrent Consulting, Inc.	52,800	2,192,157
Bridgestone Corp.	103,942	4,222,405
Brother Industries Ltd.	30,300	456,497
Canon, Inc.	154,200	3,434,014
Chugai Pharmaceutical Co. Ltd.	35,200	869,181
Credit Saison Co. Ltd.	44,300	563,113
Daicel Corp.	92,800	701,230
Daifuku Co. Ltd.	8,000	148,537
Daikin Industries Ltd.	22,971	4,121,148
Daito Trust Construction Co. Ltd.	1,800	179,334
Daiwa House Industry Co. Ltd.	72,200	1,701,123
Daiwa Securities Group, Inc.	36,300	170,415
Daiwabo Holdings Co. Ltd.	39,500	652,406
DCM Holdings Co. Ltd.	60,300	525,464
Dentsu Group, Inc.	6,600	232,639
EDION Corp.	63,800	616,968
Fuji Corp.	43,700	739,962
Fuji Electric Co. Ltd.	4,600	181,656
FUJIFILM Holdings Corp.	66,000	3,350,357
Fujitsu Ltd.	8,200	1,108,068
Fuyo General Lease Co. Ltd.	9,600	653,190
GMO Payment Gateway, Inc.	3,646	315,661
Gunze Ltd.	11,300	382,779
Hakuhodo DY Holdings, Inc.	40,600	460,300
Hazama Ando Corp.	88,400	571,789
Hitachi Ltd.	16,900	928,836
Honda Motor Co. Ltd.	44,200	1,169,141
Hosiden Corp.	40,900	498,181
Hoya Corp.	45,294	5,005,546
Inpex Corp.	30,600	323,825
Isuzu Motors Ltd.	84,000	1,003,883
ITOCHU Corp.	34,700	1,130,056
Itoham Yonekyu Holdings, Inc.	138,400	730,697
Japan Real Estate Investment Corp., REIT	699	2,785,684
Japan Tobacco, Inc.	70,100	1,480,761
JFE Holdings, Inc.	72,600	921,471
Kajima Corp.	15,000	181,012
Kamigumi Co. Ltd.	19,600	411,763
Kandenko Co. Ltd.	74,700	527,700
Kaneka Corp.	14,300	373,666
Kao Corp.	20,200	786,291
KDDI Corp.	117,000	3,608,019
Keiyo Bank Ltd. (The)	69,800	298,898
Keyence Corp.	23,023	11,283,774
Kirin Holdings Co. Ltd.	233,800	3,698,897
Komatsu Ltd.	27,000	670,279
Komeri Co. Ltd.	29,000	599,018
Kyowa Kirin Co. Ltd.	124,189	2,711,237
Lasertec Corp.	8,706	1,546,877
Lintec Corp.	38,600	632,424
Lixil Corp.	10,700	176,613
Makita Corp.	25,432	633,381
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Marubeni Corp.	101,300	$1,377,651
Mazda Motor Corp.	296,500	2,734,915
MINEBEA MITSUMI, Inc.	10,000	190,965
Mirait One Corp.	49,400	615,224
Mitsubishi Corp.	108,700	3,906,292
Mitsubishi HC Capital, Inc.	143,100	738,932
Mitsubishi Heavy Industries Ltd.	81,400	2,998,859
Mitsubishi UFJ Financial Group, Inc.	474,427	3,040,445
Mitsui & Co. Ltd.	163,400	5,093,153
Mitsui Chemicals, Inc.	24,800	640,350
Mitsui Fudosan Co. Ltd.	26,500	497,788
Mizuho Financial Group, Inc.	63,800	903,891
Murata Manufacturing Co. Ltd.	15,700	956,841
Nexon Co. Ltd.	14,000	334,303
Nintendo Co. Ltd.	13,900	539,898
Nippon Building Fund, Inc., REIT	44	183,152
NIPPON EXPRESS HOLDINGS, Inc.	9,300	561,165
Nippon Steel Corp.	142,900	3,369,795
Nippon Telegraph & Telephone Corp.	174,184	5,205,095
Nishi-Nippon Financial Holdings, Inc.	78,300	643,990
Nissan Motor Co. Ltd.	68,000	257,352
Nitto Denko Corp.	14,200	919,043
Nitto Kogyo Corp.	26,400	527,092
Nomura Holdings, Inc.	154,600	596,032
Nomura Real Estate Holdings, Inc.	8,200	181,578
Nomura Real Estate Master Fund, Inc., REIT	1,960	2,196,350
Obic Co. Ltd.	1,200	190,072
Omron Corp.	5,400	316,045
Ono Pharmaceutical Co. Ltd.	53,700	1,119,011
Oracle Corp.	29,900	2,159,404
ORIX Corp.	187,200	3,086,557
Osaka Gas Co. Ltd.	76,600	1,258,370
OSG Corp.	47,100	710,314
Otsuka Corp.	5,200	184,677
Otsuka Holdings Co. Ltd.	82,900	2,632,043
Pan Pacific International Holdings Corp.	152,800	2,956,105
Recruit Holdings Co. Ltd.	73,376	2,018,503
Renesas Electronics Corp.*	34,200	495,244
Rohm Co. Ltd.	6,300	525,083
Sankyo Co. Ltd.	24,500	1,022,916
Sankyu, Inc.	33,200	1,232,076
Santen Pharmaceutical Co. Ltd.	106,700	911,673
Seino Holdings Co. Ltd.	73,400	810,311
Sekisui House Ltd.	30,000	611,437
Seven & i Holdings Co. Ltd.	11,900	537,572
Shimadzu Corp.	6,900	216,609
Shin-Etsu Chemical Co. Ltd.	201,180	6,530,514
Shionogi & Co. Ltd.	7,700	347,313
SKY Perfect JSAT Holdings, Inc.	142,800	557,742
SMC Corp.	5,359	2,840,894
SoftBank Group Corp.	27,500	1,081,122
Sojitz Corp.	33,100	691,650
Sony Group Corp.	130,470	11,883,649
SUMCO Corp.	192,600	2,897,463
Sumitomo Chemical Co. Ltd.	49,200	165,655
Sumitomo Corp.	17,200	304,704

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sumitomo Heavy Industries Ltd.	24,000	$588,535
Sumitomo Metal Mining Co. Ltd.	5,700	218,104
Sumitomo Mitsui Financial Group, Inc.	127,511	5,102,681
Sumitomo Realty & Development Co. Ltd.	9,100	205,491
T&D Holdings, Inc.	71,000	879,965
Taisei Corp.	36,800	1,138,551
TDK Corp.	11,300	405,626
Teijin Ltd.	37,800	398,875
TIS, Inc.	15,400	407,263
Tokai Rika Co. Ltd.	2,800	34,483
Tokio Marine Holdings, Inc.	214,993	4,137,531
Tokuyama Corp.	26,700	425,317
Tokyo Electron Ltd.	51,452	6,285,690
Tokyo Gas Co. Ltd.	11,500	216,122
Tokyo Seimitsu Co. Ltd.	18,000	698,778
Toyota Boshoku Corp.	39,000	631,033
Toyota Industries Corp.	4,300	239,558
Toyota Motor Corp.	74,400	1,059,115
Transcosmos, Inc.*	12,800	303,819
Tsubakimoto Chain Co.	17,100	416,378
Valor Holdings Co. Ltd.	14,100	205,258
Yamato Holdings Co. Ltd.	67,800	1,163,807
Yokogawa Electric Corp.	84,300	1,372,702
Yokohama Rubber Co. Ltd. (The)	33,300	705,246
ZOZO, Inc.	28,600	654,137
		196,683,683
Luxembourg — 0.3%
ArcelorMittal SA	105,274	3,189,411
Macau — 0.2%
Sands China Ltd.*	575,158	1,998,094
Malaysia — 0.1%
CIMB Group Holdings Bhd	1,025,600	1,235,997
Mexico — 0.2%
Gruma SAB de CV (Class B Stock)	34,869	516,553
Grupo Financiero Banorte SAB de CV (Class O Stock)	119,900	1,009,502
Wal-Mart de Mexico SAB de CV	217,221	867,919
		2,393,974
Netherlands — 5.7%
Aalberts NV	16,263	768,205
ABN AMRO Bank NV, 144A, CVA	245,800	3,897,763
Adyen NV, 144A*	471	750,505
Aegon NV	141,101	605,769
Argenx SE, ADR*	3,742	1,394,194
ASM International NV	1,364	553,649
ASML Holding NV	32,589	22,207,714
ASR Nederland NV	18,914	752,587
Heineken Holding NV	3,382	310,292
Heineken NV	7,595	816,089
IMCD NV	14,162	2,315,712
ING Groep NV	174,743	2,075,134
Koninklijke Ahold Delhaize NV	183,238	6,260,350
Koninklijke DSM NV	24,566	2,907,248
Koninklijke KPN NV	97,279	343,742
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
NN Group NV	16,322	$592,651
OCI NV	9,840	333,575
Randstad NV	44,614	2,648,497
Shell PLC	629,713	17,945,940
Wolters Kluwer NV	19,361	2,444,066
		69,923,682
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	40,960	684,724
Meridian Energy Ltd.	68,998	226,992
Xero Ltd.*	3,891	235,995
		1,147,711
Norway — 0.7%
DNB Bank ASA	66,536	1,190,711
Equinor ASA	116,912	3,323,624
Kongsberg Gruppen ASA	4,419	178,628
Mowi ASA	176,545	3,265,374
Norsk Hydro ASA	39,269	293,081
Orkla ASA	72,631	515,136
Telenor ASA	15,597	182,878
		8,949,432
Peru — 0.0%
Credicorp Ltd.	3,671	486,004
Philippines — 0.1%
DMCI Holdings, Inc.	3,317,000	703,088
Portugal — 0.1%
NOS SGPS SA	89,225	407,811
Sonae SGPS SA	543,480	593,061
		1,000,872
Romania — 0.0%
NEPI Rockcastle NV	54,361	314,617
Singapore — 1.6%
Capitaland India Trust, UTS	363,300	298,148
DBS Group Holdings Ltd.	420,895	10,464,183
Genting Singapore Ltd.	226,800	191,421
Hong Leong Asia Ltd.	171,600	88,637
Jardine Cycle & Carriage Ltd.	91,600	2,157,090
Sea Ltd., ADR*	10,583	915,959
Singapore Airlines Ltd.	519,200	2,239,554
Singapore Exchange Ltd.	26,200	185,535
STMicroelectronics NV	50,992	2,717,042
United Overseas Bank Ltd.	34,600	776,045
		20,033,614
South Africa — 0.6%
Anglo American PLC	101,577	3,378,605
Aspen Pharmacare Holdings Ltd.	70,920	733,303
AVI Ltd.	86,526	342,721
Gold Fields Ltd.	91,100	1,220,340
Nedbank Group Ltd.	45,922	560,323
Tiger Brands Ltd.	61,161	690,397
		6,925,689

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea — 1.4%
Amorepacific Corp.	5,724	$604,145
DB HiTek Co. Ltd.	27,000	1,513,620
Delivery Hero SE, 144A*	11,910	406,309
Doosan Bobcat, Inc.	44,806	1,506,977
Hana Financial Group, Inc.	17,700	554,346
Industrial Bank of Korea	82,300	640,056
KB Financial Group, Inc.	12,299	449,186
Kia Corp.	28,122	1,755,040
NCSoft Corp.	1,640	469,977
Samsung C&T Corp.	9,800	816,130
Samsung Electronics Co. Ltd.	32,970	1,630,398
Samsung Electronics Co. Ltd., GDR	2,860	3,532,915
Samsung Fire & Marine Insurance Co. Ltd.	6,382	1,008,817
Samsung SDI Co. Ltd.	3,719	2,112,537
Woori Financial Group, Inc.	70,600	621,046
		17,621,499
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	6,445	205,272
Aena SME SA, 144A*	2,214	358,022
Amadeus IT Group SA*	6,615	443,758
Banco Santander SA	724,397	2,699,452
Cia de Distribucion Integral Logista Holdings SA	24,408	609,040
Enagas SA	133,052	2,556,688
Endesa SA	179,593	3,900,727
Iberdrola SA	532,990	6,639,886
Industria de Diseno Textil SA	118,843	3,992,557
Mapfre SA	238,133	479,925
Repsol SA	290,621	4,469,134
Viscofan SA	4,175	298,995
		26,653,456
Sweden — 2.6%
Alfa Laval AB	8,580	306,367
Assa Abloy AB (Class B Stock)	115,455	2,765,434
Atlas Copco AB (Class A Stock)	307,710	3,898,177
Atlas Copco AB (Class B Stock)	146,028	1,679,723
Betsson AB (Class B Stock)*	42,223	401,810
Boliden AB	33,275	1,307,182
Epiroc AB (Class A Stock)	19,127	379,671
Epiroc AB (Class B Stock)	11,790	201,025
Essity AB (Class B Stock)	92,140	2,631,878
Getinge AB (Class B Stock)	10,771	262,686
Indutrade AB	8,507	181,037
Investor AB (Class A Stock)	14,832	302,647
Lifco AB (Class B Stock)	11,283	243,291
Nibe Industrier AB (Class B Stock)	62,689	714,600
Skandinaviska Enskilda Banken AB (Class A Stock)*	47,431	523,556
Skanska AB (Class B Stock)	50,481	773,201
SKF AB (Class B Stock)	62,642	1,233,854
Svenska Handelsbanken AB (Class A Stock)	306,688	2,656,183
Swedbank AB (Class A Stock)	169,557	2,788,301
Swedish Orphan Biovitrum AB*	7,865	183,259
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Tele2 AB (Class B Stock)	19,713	$196,205
Telefonaktiebolaget LM Ericsson (Class B Stock)	110,008	644,848
Volvo AB (Class B Stock)	346,173	7,133,467
		31,408,402
Switzerland — 4.4%
ABB Ltd.	45,815	1,576,106
Baloise Holding AG	1,330	207,103
Cie Financiere Richemont SA (Class A Stock)	40,314	6,464,598
Helvetia Holding AG	6,534	910,764
Julius Baer Group Ltd.	33,371	2,279,521
Lonza Group AG	7,902	4,757,002
Novartis AG	174,092	15,984,873
On Holding AG (Class A Stock)*	36,263	1,125,241
Straumann Holding AG	12,247	1,836,862
Swatch Group AG (The)	6,603	2,274,012
Swiss Life Holding AG	5,270	3,252,152
Swisscom AG	4,241	2,706,488
UBS Group AG	470,485	9,955,839
		53,330,561
Taiwan — 1.7%
Advanced International Multitech Co. Ltd.	251,000	822,809
ASE Technology Holding Co. Ltd.	501,000	1,859,243
Chicony Electronics Co. Ltd.	211,000	660,490
Hon Hai Precision Industry Co. Ltd.	323,000	1,105,627
King Yuan Electronics Co. Ltd.	630,000	1,007,318
MediaTek, Inc.	38,000	985,193
Micro-Star International Co. Ltd.	184,000	874,580
Novatek Microelectronics Corp.	34,000	483,158
Pou Chen Corp.	584,000	600,236
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	102,429	9,527,946
United Microelectronics Corp.	754,000	1,319,449
Voltronic Power Technology Corp.	6,000	341,662
Zhen Ding Technology Holding Ltd.	200,000	752,523
		20,340,234
Thailand — 0.1%
AP Thailand PCL	1,863,300	654,984
Tisco Financial Group PCL	177,200	521,243
		1,176,227
Turkey — 0.1%
BIM Birlesik Magazalar A/S	80,342	624,000
Haci Omer Sabanci Holding A/S	267,900	554,073
		1,178,073
United Arab Emirates — 0.0%
Emirates NBD Bank PJSC	78,752	281,815
United Kingdom — 9.3%
3i Group PLC	264,296	5,508,855
Ashtead Group PLC	83,253	5,112,145
Associated British Foods PLC	9,178	220,253

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
AstraZeneca PLC	99,120	$13,733,507
BAE Systems PLC	155,925	1,886,090
Barclays PLC	838,256	1,508,781
Bellway PLC	25,171	685,621
BP PLC	955,890	6,041,726
British American Tobacco PLC	189,511	6,643,198
Bunzl PLC	9,992	377,424
Burberry Group PLC	39,294	1,258,187
CK Hutchison Holdings Ltd.	117,000	723,838
CNH Industrial NV	236,525	3,619,110
Coca-Cola Europacific Partners PLC	5,965	353,068
Compass Group PLC	157,304	3,953,295
Diageo PLC	128,893	5,752,453
Drax Group PLC	60,388	453,593
Dunelm Group PLC	45,798	624,439
Halma PLC	11,137	307,454
Hargreaves Lansdown PLC	132,051	1,308,160
Howden Joinery Group PLC	96,320	831,677
HSBC Holdings PLC	590,431	4,012,867
Ibstock PLC, 144A	129,709	276,987
IG Group Holdings PLC	74,122	639,634
Imperial Brands PLC	100,635	2,314,170
Informa PLC	68,522	587,334
InterContinental Hotels Group PLC	5,141	336,559
Investec PLC	235,490	1,306,851
J Sainsbury PLC	650,695	2,239,163
JD Sports Fashion PLC	82,858	182,472
Kingfisher PLC	275,760	891,397
Lloyds Banking Group PLC	11,485,525	6,752,898
London Stock Exchange Group PLC	31,462	3,055,896
Melrose Industries PLC	119,708	246,545
NatWest Group PLC	865,069	2,822,746
QinetiQ Group PLC	127,575	512,525
Reckitt Benckiser Group PLC	28,995	2,205,868
Redde Northgate PLC	160,430	684,316
Redrow PLC	80,704	477,375
RELX PLC	156,526	5,069,584
Rolls-Royce Holdings PLC*	122,436	225,510
Serco Group PLC	226,486	429,193
Smiths Group PLC	138,189	2,930,820
SSE PLC	31,712	707,617
Standard Chartered PLC	71,580	542,510
Tesco PLC	680,152	2,229,833
Unilever PLC	74,152	3,842,485
Vistry Group PLC	52,531	508,301
Vodafone Group PLC	476,915	526,084
Whitbread PLC	85,300	3,151,094
WPP PLC	251,555	2,988,705
		113,600,213
United States — 6.8%
BRP, Inc.	8,900	696,459
Computershare Ltd.	51,224	744,039
CSL Ltd.	4,636	897,856
CyberArk Software Ltd.*	1,154	170,769
Experian PLC	16,684	549,366
Ferguson PLC	19,601	2,591,483
GSK PLC	358,384	6,332,404
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Haleon PLC	200,930	$798,182
Holcim AG*	38,715	2,496,783
ICON PLC*	3,599	768,710
JBS SA	276,700	971,749
Linde PLC XNYS	3,594	1,277,451
Linde PLC XETR	4,056	1,425,629
Lululemon Athletica, Inc.*	2,474	901,006
Nestle SA	151,088	18,422,245
Roche Holding AG	52,475	14,994,343
Sanofi	89,118	9,667,407
Schneider Electric SE	60,841	10,167,987
Stellantis NV	51,207	930,568
Stellantis NV	443,590	8,067,252
		82,871,688

Total Common Stocks (cost $1,065,258,220)		1,152,710,970
Exchange-Traded Funds — 3.1%
United States
iShares Core MSCI EAFE ETF	360,585	24,105,107
iShares MSCI EAFE ETF	29,073	2,079,301
iShares MSCI EAFE Growth ETF	66,751	6,253,234
iShares MSCI EAFE Value ETF	122,868	5,962,784

Total Exchange-Traded Funds (cost $38,420,358)		38,400,426
Preferred Stocks — 0.6%
Brazil — 0.2%
Gerdau SA (PRFC)	203,910	1,017,850
Itausa SA (PRFC)	745,300	1,208,726
		2,226,576
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA (PRFC B)	3,651	293,369
Germany — 0.4%
Dr. Ing. h.c. F. Porsche AG (PRFC)*	20,747	2,662,862
Sartorius AG (PRFC)	3,669	1,546,323
Volkswagen AG (PRFC)	5,463	745,549
		4,954,734

Total Preferred Stocks (cost $7,048,285)		7,474,679

	Units
Warrants* — 0.0%
Australia
Boart Longyear Group Ltd., expiring 09/13/24	555	—
(cost $0)

Total Long-Term Investments (cost $1,110,726,863)		1,198,586,075

A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Short-Term Investment — 1.1%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares)	13,234,577	$13,234,577
(cost $13,234,577)

TOTAL INVESTMENTS—99.2% (cost $1,123,961,440)		1,211,820,652

Other assets in excess of liabilities — 0.8%		9,897,533

Net Assets — 100.0%		$1,221,718,185

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XETR	Frankfurt Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8